Additional Information Included in the Consolidated Statement of Cash Flows	12 Months Ended
Sep. 30, 2024
Additional Information Included in the Consolidated Statement of Cash Flows [Abstract]
Additional information included in the consolidated statement of cash flows
22.	Additional information included in the consolidated statement of cash flows

Changes in non-cash working capital items:

	As at September 30,
	2024	2023	2022
	$	$	$
Trade receivable and other receivables	2,200,073	96,806	(2,219,607)
Government assistance and R&D tax credits receivable	(283,771)	(205,042)	553,097
Inventories	(298,722)	(609,663)	(541,093)
Prepaid expenses	(219,276)	(273,497)	95,795
Prepaid financing fees	(55,014)	—	—
Accounts payable and accrued liabilities	(11,454,393)	2,534,308	1,720,000
Provisions	(878,144)	878,144	—
	(10,989,247)	2,421,056	(391,808)